Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2025
Fair Values Of Financial Assets And Liabilities [Abstract]
Fair values of financial assets and liabilities	Note 9: Fair values of financial assets and liabilities
The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 16 to the Group’s financial statements for the year ended
31 December 2024 details the definitions of the three levels in the fair value hierarchy.
Financial instruments classified as financial assets at fair value through profit or loss, derivative financial instruments, financial assets at fair value through other comprehensive income and financial liabilities at fair value through profit or loss are recognised at fair value.
The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2025
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,828	256	2,084
Equity shares	631	–	4	635
Total financial assets at fair value through profit or loss	631	1,828	260	2,719
Financial assets at fair value through other comprehensive income:
Debt securities	19,284	14,165	49	33,498
Equity shares	–	–	–	–
Total financial assets at fair value through other comprehensive income	19,284	14,165	49	33,498
Derivative financial instruments	–	3,736	–	3,736
Total financial assets carried at fair value	19,915	19,729	309	39,953

At 31 December 2024
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,813	276	2,089
Equity shares	228	–	4	232
Total financial assets at fair value through profit or loss	228	1,813	280	2,321
Financial assets at fair value through other comprehensive income:
Debt securities	16,278	14,018	48	30,344
Equity shares	–	–	–	–
Total financial assets at fair value through other comprehensive income	16,278	14,018	48	30,344
Derivative financial instruments	–	4,235	–	4,235
Total financial assets carried at fair value	16,506	20,066	328	36,900
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2025
Financial liabilities at fair value through profit or loss	–	4,345	18	4,363
Derivative financial instruments	–	5,043	127	5,170
Total financial liabilities carried at fair value	–	9,388	145	9,533

At 31 December 2024
Financial liabilities at fair value through profit or loss	–	4,608	22	4,630
Derivative financial instruments	–	5,644	143	5,787
Total financial liabilities carried at fair value	–	10,252	165	10,417
Valuation control framework
Key elements of the valuation control framework include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. The framework covers processes for all 3 levels in the fair value hierarchy. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.
Transfers into and out of level 3 portfolios
Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.
Valuation methodology
For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs) disclosed in the Group’s financial statements for the year ended 31 December 2024 applied to these portfolios.
Movements in level 3 portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total financial assets carried at fair value £m

At 1 January 2025	280	48	328
Exchange and other adjustments	–	2	2
(Losses) gains recognised in the income statement within other	(16)	2	(14)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	(1)	(1)
Purchases/increases to customer loans	14	–	14
Sales/repayments of customer loans	(18)	(2)	(20)
At 30 June 2025	260	49	309
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2025	(16)	3	(13)

At 1 January 2024	270	53	323
Exchange and other adjustments	–	(1)	(1)
Gains recognised in the income statement within other income	26	–	26
Purchases/increases to customer loans	6	–	6
Sales/repayments of customer loans	(16)	(1)	(17)
At 30 June 2024	286	51	337
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2024	26	–	26
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2025	22	143	165
Gains recognised in the income statement within other income	(2)	(4)	(6)
Redemptions	(2)	(12)	(14)
At 30 June 2025	18	127	145
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2025	(2)	(3)	(5)

At 1 January 2024	23	139	162
Losses recognised in the income statement within other income	2	19	21
Redemptions	(2)	(10)	(12)
At 30 June 2024	23	148	171
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2024	2	(21)	(19)
Sensitivity of level 3 valuations
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2025	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	256	19	(18)
Equity investments		n/a	4	–	–
			260
Financial assets at fair value through other comprehensive income			49	2	(2)
Level 3 financial assets carried at fair value			309

Financial liabilities at fair value through profit or loss			18	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (12%/171%)	5	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	122	12	(11)
			127
Level 3 financial liabilities carried at fair value			145
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations (continued)

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2024	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	276	19	(19)
Equity investments		n/a	4	1	(1)
			280
Financial assets at fair value through other comprehensive income			48	2	(2)
Level 3 financial assets carried at fair value			328

Financial liabilities at fair value through profit or loss			22	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/183%)	13	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	130	12	(11)
			143
Level 3 financial liabilities carried at fair value			165
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities and derivatives are unchanged from those described in the Group’s financial statements for the year ended 31 December 2024.
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships and is unchanged from that described in note
16 to the Group’s financial statements for the year ended 31 December 2024.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the
Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2025		At 31 December 2024
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	5,629	5,629	6,433	6,433
Loans and advances to customers	452,642	448,347	441,907	438,094
Reverse repurchase agreements	39,864	39,864	44,143	44,143
Debt securities	10,948	11,016	11,854	11,808
Due from fellow Lloyds Banking Group undertakings	897	897	560	560

Financial liabilities
Deposits from banks	5,388	5,388	3,144	3,144
Customer deposits	461,771	462,617	451,794	452,607
Repurchase agreements	38,248	38,248	37,760	37,760
Due to fellow Lloyds Banking Group undertakings	3,804	3,804	4,049	4,049
Debt securities in issue	42,103	42,213	45,281	45,382
Subordinated liabilities	7,842	8,883	7,211	7,304